Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31,
(in thousands)	2022	2021

Cost:
Laboratory equipment	$2,851	$1,891
Computers	276	256
Office furniture & equipment	249	192
Leasehold improvements	8,606	1,521
Total cost	11,982	3,860
Accumulated depreciation:
Laboratory equipment	1,432	960
Computers	203	138
Office furniture & equipment	28	15
Leasehold improvements	444	217
Total accumulated depreciation	2,107	1,330
Depreciated cost	$9,875	$2,530

For the years ended December 31, 2022, 2021 and 2020, depreciation expenses were $777 thousand, $546 thousand and $286 thousand, respectively.